Share capital and reserves (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve
Share capital and capital reserve
Comprised of share capital and share premium.

	As at December 31, 2024	As at December 31, 2023
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Issued and fully paid:
156,090,858 (December 31, 2023: 163,167,134) Ordinary Shares with nil nominal value	1,343.8	1,453.4
Total share capital and capital reserve	1,343.8	1,453.4
Listing and share transaction costs	(27.4)	(27.3)
Total net share capital and capital reserve	1,316.4	1,426.1

Ordinary Shares

Issued and Repurchased Ordinary shares (number in millions)
Balance at December 31, 2022	172.6
Shares converted from Founder Preferred Shares	1.5
Shares issued in the year	0.4
Shares repurchased in the year	(11.3)
Balance at December 31, 2023	163.2
Shares issued in the year	0.3
Shares repurchased in the year	(7.4)
Balance at December 31, 2024	156.1

Summary of Listing and Share Transaction Costs

€m
At December 31, 2022	27.1
Share transaction costs	0.2
At December 31, 2023	27.3
Share transaction costs	0.1
At December 31, 2024	27.4